ACCOUNTS RECEIVABLE - Additional Information (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
ACCOUNTS RECEIVABLE
Bad debt expense and credit loss	$ 682,496	$ 6,702,521
Bad-debt write-off	$ 0	$ 0